Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 405,168	$ 9,147,507	$ 9,147,507	$ 2,208,184
Issuances	0	410,000	410,000	7,962,081
Revaluation (gains) losses included in other income and expenses				506,195
Revaluation gains included in gain on revaluation of derivative liabilities, net	(40,000)	(1,374,000)	(2,200,200)
Change in undiscounted contingent earn-out liability			(229,300)	0
Change in contingent earn-out adjustment included in interest expense	23,000		98,300
Settlements	0	(6,821,000)	(6,821,139)	(1,528,953)
Balance at December 31	388,000	1,362,000	405,168	9,147,507
Total (gains) losses included in other income and expenses attributable to liabilities still held	$ 17,000	$ 776,000	$ 1,370,773	(1,082,732)
Conversion Element Of Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1				$ 274,928
Issuances
Revaluation (gains) losses included in other income and expenses				$ (274,928)
Revaluation gains included in gain on revaluation of derivative liabilities, net
Change in undiscounted contingent earn-out liability
Change in contingent earn-out adjustment included in interest expense
Settlements
Balance at December 31
Total (gains) losses included in other income and expenses attributable to liabilities still held
Conversion Elements Of Series B Convertible Preference Share [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1				$ 1,210,909
Issuances
Revaluation (gains) losses included in other income and expenses				$ (128,558)
Revaluation gains included in gain on revaluation of derivative liabilities, net
Change in undiscounted contingent earn-out liability
Change in contingent earn-out adjustment included in interest expense
Settlements				$ (1,082,351)
Balance at December 31
Total (gains) losses included in other income and expenses attributable to liabilities still held
Contingent Earn-Out Payments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ 279,000	$ 0	$ 0
Issuances	0	410,000	$ 410,000
Revaluation (gains) losses included in other income and expenses
Revaluation gains included in gain on revaluation of derivative liabilities, net	0	0
Change in undiscounted contingent earn-out liability			$ (229,300)
Change in contingent earn-out adjustment included in interest expense	23,000		$ 98,300
Settlements	0	0
Balance at December 31	302,000	410,000	$ 279,000	$ 0
Total (gains) losses included in other income and expenses attributable to liabilities still held	(23,000)	0	131,000
Warrant [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	126,168	9,147,507	$ 9,147,507	$ 102,695
Issuances	0	0		7,962,081
Revaluation (gains) losses included in other income and expenses				$ 1,082,731
Revaluation gains included in gain on revaluation of derivative liabilities, net	(40,000)	(1,374,000)	$ (2,200,200)
Change in undiscounted contingent earn-out liability
Change in contingent earn-out adjustment included in interest expense	0
Settlements	0	(6,821,000)	$ (6,821,139)
Balance at December 31	86,000	952,000	126,168	$ 9,147,507
Total (gains) losses included in other income and expenses attributable to liabilities still held	$ 40,000	$ 776,000	$ 1,239,773	(1,082,732)
Series A CPS Derivative Liability [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1				$ 619,652
Issuances
Revaluation (gains) losses included in other income and expenses				$ (173,050)
Revaluation gains included in gain on revaluation of derivative liabilities, net
Change in undiscounted contingent earn-out liability
Change in contingent earn-out adjustment included in interest expense
Settlements				$ (446,602)
Balance at December 31
Total (gains) losses included in other income and expenses attributable to liabilities still held